Share Capital (Details) - Schedule of Incentive Stock Options Outstanding - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	15,130	14,238	28,990	8,091
Exercise Price	$ 146.03	$ 594.08	$ 165.38	$ 1,017.6
Weighted Average Remaining Life	3 years 3 months 7 days	3 years 8 months 8 days
September 27, 2024 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	572		962
Exercise Price	$ 1,087.2		$ 1,087.2
Weighted Average Remaining Life	2 months 26 days	8 months 26 days
July 24, 2025 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	287		556
Exercise Price	$ 715.2		$ 715.2
Weighted Average Remaining Life	1 year 25 days	1 year 6 months 21 days
July 31, 2025 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	276		546
Exercise Price	$ 715.2		$ 715.2
Weighted Average Remaining Life	1 year 29 days	1 year 6 months 29 days
June 1, 2026 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	59		236
Exercise Price	$ 1,689.6		$ 1,689.6
Weighted Average Remaining Life	1 year 11 months 1 day	2 years 5 months 1 day
August 19, 2026 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	761		1,501
Exercise Price	$ 1,008		$ 1,008
Weighted Average Remaining Life	2 years 1 month 20 days	2 years 7 months 20 days
August 17, 2027 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	1,504		3,212
Exercise Price	$ 96		$ 96
Weighted Average Remaining Life	3 years 1 month 17 days	3 years 7 months 17 days
September 20, 2027 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	140		140
Exercise Price	$ 55.2		$ 55.2
Weighted Average Remaining Life	3 years 2 months 19 days	3 years 8 months 19 days
February 13, 2028 [Member]
Incentive Stock Options Outstanding [Line Items]
Options Outstanding	11,531		21,218
Exercise Price	$ 14.4		$ 14.4
Weighted Average Remaining Life	3 years 7 months 13 days	4 years 1 month 13 days